UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS Core Income Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860891.102

PCI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100%
	Shares	Value
High Yield Fixed-Income Funds - 2.1%
Fidelity Focused High Income Fund (a)	1,992,627	$ 18,053,205
Fidelity New Markets Income Fund (a)	1,030,091	15,739,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,792,988
Intermediate-Term Bond Funds - 97.0%
Fidelity Intermediate Bond Fund (a)	11,680,311	120,891,222
Fidelity Investment Grade Bond Fund (a)	23,785,690	169,829,828
Fidelity Total Bond Fund (a)	27,186,733	288,451,233
Fidelity U.S. Bond Index Fund (a)	2,517,747	28,375,005
Loomis Sayles Bond Fund Retail Class	3,160,239	41,715,150
Metropolitan West Total Return Bond Fund Class M	15,321,271	152,599,860
PIMCO Total Return Fund Administrative Class	40,302,619	444,940,915
T. Rowe Price New Income Fund Advisor Class	4,773,296	44,773,519
TCW Total Return Bond Fund N Class	8,211,536	86,960,171
Westcore Plus Bond Fund	3,284,535	34,816,071
Western Asset Core Plus Bond Portfolio	10,331,250	105,482,064
TOTAL INTERMEDIATE-TERM BOND FUNDS		1,518,835,038
Sector Funds - 0.9%
Fidelity Real Estate Income Fund (a)	1,458,028	13,370,114
TOTAL FIXED-INCOME FUNDS (Cost $1,484,839,820)		1,565,998,140
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,484,839,820)		$ 1,565,998,140
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Focused High Income Fund	$ 677,762
Fidelity Intermediate Bond Fund	1,538,695
Fidelity Investment Grade Bond Fund	4,511,095
Fidelity Mortgage Securities Fund	78,990
Fidelity Municipal Income Fund	189,794
Fidelity New Markets Income Fund	332,442
Fidelity Real Estate Income Fund	296,872
Fidelity Total Bond Fund	7,919,672
Fidelity U.S. Bond Index Fund	126,188
$ 15,671,510
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 2,526,043	$ 14,589,071	$ 1,208,223	$ 18,053,205
Fidelity Intermediate Bond Fund	-	115,488,410	-	120,891,222
Fidelity Investment Grade Bond Fund	84,517,679	67,844,234	144,414	169,829,828
Fidelity Mortgage Securities Fund	10,227,808	78,552	10,372,387	-
Fidelity Municipal Income Fund	6,605,826	3,783,519	10,653,177	-
Fidelity New Markets Income Fund	-	15,429,485	1,208,223	15,739,783
Fidelity Real Estate Income Fund	998,816	10,740,871	1,208,223	13,370,114
Fidelity Total Bond Fund	165,243,912	90,368,229	264,758	288,451,233
Fidelity U.S. Bond Index Fund	-	28,049,636	-	28,375,005
Total	$ 270,120,084	$ 346,372,007	$ 25,059,405	$ 654,710,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,489,129,205. Net unrealized appreciation aggregated $76,868,935, of which $78,506,398 related to appreciated investment securities and $1,637,463 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Income Opportunities Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860864.102

PIO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 0.1%
Fidelity Floating Rate High Income Fund (a)	55,015	$ 509,991
High Yield Fixed-Income Funds - 99.9%
BlackRock High Yield Bond Portfolio Investor A Class	5,972,714	40,733,909
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	3,990,379	33,399,472
Fidelity Advisor High Income Fund Institutional Class (a)	4,962,591	39,204,473
Fidelity Capital & Income Fund (a)	25,629,951	214,010,092
Fidelity High Income Fund (a)	10,921,023	90,098,437
Fidelity New Markets Income Fund (a)	20,101	307,148
Goldman Sachs High Yield Fund Class A	5,145,179	34,987,217
MainStay High Yield Corporate Bond Fund Class A	13,876,819	77,432,651
PIMCO High Yield Fund Administrative Class	1,626,944	14,040,524
T. Rowe Price High Yield Fund Advisor Class	26,158,330	164,012,727
TOTAL HIGH YIELD FIXED-INCOME FUNDS		708,226,650
TOTAL FIXED-INCOME FUNDS (Cost $693,671,192)		708,736,641
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $693,671,192)		$ 708,736,641
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,102,827
Fidelity Advisor High Income Fund Institutional Class	1,709,651
Fidelity Capital & Income Fund	9,114,760
Fidelity Floating Rate High Income Fund	126,458
Fidelity High Income Fund	3,889,193
Fidelity New Markets Income Fund	203,943
$ 16,146,832
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 14,813,293	$ 8,502,497	$ 882,308	$ 33,399,472
Fidelity Advisor High Income Fund Institutional Class	10,382,470	25,025,892	2,827,515	39,204,473
Fidelity Capital & Income Fund	112,453,524	49,775,798	13,796,539	214,010,092
Fidelity Floating Rate High Income Fund	12,233,182	566,262	13,549,596	509,991
Fidelity High Income Fund	54,774,032	31,538,924	16,230,648	90,098,437
Fidelity New Markets Income Fund	-	8,953,019	9,965,093	307,148
Total	$ 204,656,501	$ 124,362,392	$ 57,251,699	$ 377,529,613
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $697,129,244. Net unrealized appreciation aggregated $11,607,397, of which $48,419,920 related to appreciated investment securities and $36,812,523 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.841648.103

FOI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 49.5%
American EuroPacific Growth Fund Class F-1	1,687,152	$ 64,668,523
Artio International Equity Fund II Class A	6,553,512	79,231,958
Fidelity Canada Fund (a)	344,285	16,532,552
Fidelity International Discovery Fund (a)	7,932,353	238,049,899
GE Institutional International Equity Fund Service Class	12,344,666	137,396,133
Harbor International Fund Retirement Class	5,313,779	288,591,337
Henderson International Opportunities Fund Class A	7,440,566	146,430,336
iShares MSCI EAFE Index ETF	612,700	33,955,834
Manning & Napier Fund, Inc. World Opportunities Series Class A	25,902,610	205,148,673
Masters' Select International Fund Investor Class	5,554	71,089
MFS Research International Fund A Shares	14,012,708	196,037,778
Scout International Fund	3,778,503	108,556,397
SSgA International Stock Selection Fund Institutional Class	15,272,618	145,700,778
Thornburg International Value Fund Class A	4,418,644	108,345,140
TOTAL FOREIGN LARGE BLEND FUNDS		1,768,716,427
Foreign Large Growth Funds - 13.4%
AIM International Growth Fund Class A	3,338,730	81,698,733
Fidelity Diversified International Fund (a)	8,241,448	229,771,559
Fidelity International Capital Appreciation Fund (a)	4,500,175	50,401,962
T. Rowe Price International Stock Fund Advisor Class	119,546	1,499,110
William Blair International Growth Fund Class N	6,341,028	115,470,119
TOTAL FOREIGN LARGE GROWTH FUNDS		478,841,483
Foreign Large Value Funds - 22.2%
Causeway International Value Fund Investor Class	13,949,608	155,677,630
Goldman Sachs Structured International Equity Fund Class A	6,076,778	59,977,800
MFS International Value Fund A Shares	4,588,752	104,348,223
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	16,236,627	210,264,314
Oakmark International Fund Class I	8,792,177	143,927,936
Quant Foreign Value Fund Ordinary Shares	9,415,856	112,613,641
T. Rowe Price International Growth & Income Fund Advisor Class	348,860	4,367,733
TOTAL FOREIGN LARGE VALUE FUNDS		791,177,277
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	56	$ 1,013
Neuberger Berman International Fund Trust Class	369	6,001
TOTAL FOREIGN SMALL MID GROWTH FUNDS		7,014
Foreign Small Mid Value Funds - 7.1%
Artisan International Value Fund Investor Class	5,760,778	133,073,961
Morgan Stanley International Small Cap Portfolio Class P	3,809,839	44,994,202
Third Avenue International Value Fund	4,979,850	76,888,881
TOTAL FOREIGN SMALL MID VALUE FUNDS		254,957,044
International Equity Funds - 0.0%
Henderson European Focus Fund Class A	36	906
Sector Funds - 2.0%
ING International Real Estate Fund Class A	6,444,763	55,038,278
SPDR DJ Wilshire International Real Estate ETF	487,500	17,150,250
TOTAL SECTOR FUNDS		72,188,528
Other - 5.8%
Acadian Emerging Market Portfolio Institutional Class	985,827	15,645,077
BlackRock Pacific Fund, Inc. Investor Class A	248,877	4,758,533
Fidelity Japan Fund (a)	5,247,703	52,634,461
Fidelity Japan Smaller Companies Fund (a)	3,258,626	27,046,592
GMO Emerging Countries Fund Class M	654,272	6,084,730
iShares MSCI Emerging Markets Index ETF	461,400	18,695,928
iShares MSCI Japan Index ETF	4,803,800	45,876,290
Matthews Pacific Tiger Fund Class I	14,871	277,501
SPDR Russell/Nomura Small Cap Japan ETF	160,400	5,950,840
SSgA Emerging Markets Fund	49	903
Wintergreen Fund	2,541,069	28,536,203
TOTAL OTHER		205,507,058
TOTAL EQUITY FUNDS (Cost $3,392,114,511)		3,571,395,737
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (a) (Cost $3,303)	3,303	$ 3,303
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,392,117,814)		$ 3,571,399,040
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 2,936
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 3,130,205	$ 10,276,607	$ 196,709	$ 16,532,552
Fidelity Diversified International Fund	45,479,724	145,130,399	7,724,551	229,771,559
Fidelity International Capital Appreciation Fund	-	50,700,150	-	50,401,962
Fidelity International Discovery Fund	51,698,901	154,244,499	13,278,491	238,049,899
Fidelity Japan Fund	13,224,786	35,460,637	361,188	52,634,461
Fidelity Japan Smaller Companies Fund	5,254,544	18,562,559	-	27,046,592
Total	$ 118,788,160	$ 414,374,851	$ 21,560,939	$ 614,437,025
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $3,400,391,994. Net unrealized appreciation aggregated $171,007,046, of which $370,615,715 related to appreciated investment securities and $199,608,669 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.859525.102

PAI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 59.0%
Fidelity Advisor Diversified International Fund Institutional Class	569,103	$ 8,570,697
Fidelity Advisor Overseas Fund Institutional Class	6,583,342	109,283,474
Fidelity Canada Fund	167,877	8,061,470
Fidelity International Discovery Fund	4,934,721	148,090,985
Fidelity Overseas Fund	2,152,057	66,928,976
Spartan International Index Fund Investor Class	3,697,693	124,945,037
TOTAL FOREIGN LARGE BLEND FUNDS		465,880,639
Foreign Large Growth Funds - 26.0%
Fidelity Diversified International Fund	5,481,987	152,837,797
Fidelity International Capital Appreciation Fund	4,681,690	52,434,934
TOTAL FOREIGN LARGE GROWTH FUNDS		205,272,731
Foreign Large Value Funds - 7.2%
Fidelity International Value Fund	7,132,185	57,200,122
Foreign Small Mid Growth Funds - 0.9%
Fidelity International Small Cap Opportunities Fund	800,444	6,715,726
Sector Funds - 1.1%
Fidelity International Real Estate Fund (a)	997,723	8,829,845
Other - 5.8%
Fidelity Emerging Markets Fund	620,705	13,649,304
Fidelity Japan Fund	2,253,058	22,598,170
Fidelity Japan Smaller Companies Fund	1,196,093	9,927,570
TOTAL OTHER		46,175,044
TOTAL EQUITY FUNDS (Cost $863,948,565)		790,074,107
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $863,948,565)		$ 790,074,107
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $880,192,512. Net unrealized depreciation aggregated $90,118,405, of which $49,317,116 related to appreciated investment securities and $139,435,521 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.824279.104

FOF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 3.5%
FMI Common Stock Fund	1,017,199	$ 20,913,611
Kinetics Small Cap Opportunities Fund	82	1,644
Royce Premier Fund	611,846	9,385,714
Westport Select Cap Fund Class R (a)	358,678	6,786,190
TOTAL MID-CAP BLEND FUNDS		37,087,159
Mid-Cap Growth Funds - 0.0%
FBR Focus Fund	9,427	373,313
Sector Funds - 10.5%
FBR Small Cap Financial Fund	1,856,136	31,016,030
Fidelity Advisor Real Estate Fund Institutional Class (b)	1,490,804	18,053,634
Forward Banking and Finance Fund Class A	124,091	1,625,592
John Hancock Regional Bank Class A	1,503,271	20,564,743
RS Technology Fund Class A	2,016,856	27,691,429
SPDR S&P Biotech ETF	288,300	14,464,011
TOTAL SECTOR FUNDS		113,415,439
Small Blend Funds - 23.0%
Aston/TAMRO Small Cap Fund Class N (a)	666,960	10,051,092
CRM Small Cap Value Fund Investor Class	176	2,996
ING Small Company Fund Class A	1,131,192	11,662,592
iShares Russell Microcap Index ETF	233,300	8,501,452
JPMorgan Small Capital Equity Fund Class A (a)	39	1,026
Keeley Small Cap Value Fund Class A (a)	1,335,070	24,832,294
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	818,147	17,328,354
Perritt Emerging Opportunities Fund (a)	1,492,088	12,250,044
Perritt MicroCap Opportunities Fund (a)	1,855,212	37,159,905
Royce Micro-Cap Fund Service Class	1,962,138	25,684,387
Royce Value Fund Service Class (a)	2,834,350	27,294,791
RS Partners Fund Class A	1,177,247	28,960,283
T. Rowe Price Small-Cap Value Fund	1,358,169	37,349,635
Wells Fargo Small Cap Value Fund Class A (a)	250,197	6,237,413
TOTAL SMALL BLEND FUNDS		247,316,264
Small Growth Funds - 42.0%
Alger Small Cap Growth Institutional Fund Class I (a)	1,094,848	22,575,768
Baron Growth Fund	248,008	9,677,286
Baron Small Cap Fund	1,031,556	18,537,069
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,093	18,200
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Buffalo Small Cap Fund (a)	789,593	$ 16,778,851
Champlain Small Company Fund Advisor Class	5,311,438	59,381,875
Franklin Small Cap Growth Fund II Class A	364	2,914
ING SmallCap Opportunities Fund Class A (a)	501,100	13,314,236
iShares Russell 2000 Growth Index ETF	1,113,900	70,231,395
Lord Abbett Small Cap Blend Fund (a)	1,807,455	22,611,267
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,946	5,656,548
MFS New Discovery Fund A Shares (a)	1,967,602	34,196,930
Munder Micro-Cap Equity Fund Class A	89	1,889
Oberweis Emerging Growth Fund	1,149,102	17,110,128
Perimeter Small Cap Growth Fund Investor Shares (a)	2,063,165	17,701,954
Royce Value Plus Fund Service Class	1,312,382	13,753,759
RS Emerging Growth Fund Class A (a)	1,006,745	30,252,688
The Brown Capital Management Small Co. Fund Institutional Shares	215,320	7,092,653
Turner Small Cap Growth Fund Class I (a)	1,296,747	31,108,965
Wasatch Small Cap Growth Fund	174,799	5,004,505
William Blair Small Cap Growth Fund Class N	2,628,391	49,729,156
Winslow Green Growth Fund Investor Class	594,849	7,411,817
TOTAL SMALL GROWTH FUNDS		452,149,853
Small Value Funds - 21.0%
Allianz NFJ Small-Cap Value Fund Admin Class	13,341	301,915
Aston/River Road Small Cap Value Class N	939,761	9,688,936
Diamond Hill Small Cap Fund Class A	250	5,070
Fidelity Small Cap Value Fund (b)	2,721,095	31,809,605
Goldman Sachs Small Cap Value Fund Class A	882,479	25,927,220
HighMark Small Cap Value Fund Class A	2,298,679	22,756,923
iShares Russell 2000 Value Index ETF	1,567,200	85,036,274
Northern Small Cap Value Fund	2,138,588	24,786,234
Perkins Small Cap Value Fund Class J	255	5,072
Royce Opportunity Fund Service Class	3,176,936	25,542,568
TOTAL SMALL VALUE FUNDS		225,859,817
TOTAL EQUITY FUNDS (Cost $1,046,129,875)		1,076,201,845
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $3,369)	3,369	$ 3,369
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,046,133,244)		$ 1,076,205,214
Security Type Abbreviation
ETF - Exchange Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 87,948
Fidelity Institutional Money Market Portfolio Class I	3,604
Fidelity Small Cap Value Fund	85,941
$ 177,493
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 1,201,956	$ 12,556,224	$ -	$ 18,053,634
Fidelity Small Cap Value Fund	-	31,191,047	4,475,377	31,809,605
Total	$ 1,201,956	$ 43,747,271	$ 4,475,377	$ 49,863,239
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,048,051,598. Net unrealized appreciation aggregated $28,153,616, of which $115,943,054 related to appreciated investment securities and $87,789,438 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.859527.102

FOU-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 14.5%
American Century Fundamental Equity Fund Investor Class	904	$ 10,057
Evergreen Enhanced S&P 500 Fund Class A	128	1,532
Fidelity 130/30 Large Cap Fund (b)	555	3,605
Fidelity Dividend Growth Fund (b)	644,109	14,556,862
Fidelity Fund (b)	114	3,185
Jennison Equity Opportunity Fund Class A	287,753	3,329,301
JPMorgan U.S. Large Cap Core Plus Fund Select Class	4,598,552	82,635,969
RS Core Equity Fund Class A	4,356	157,879
The Hartford Capital Appreciation Fund Class A	287,577	8,595,675
Thornburg Value Fund Class A	105,288	3,180,748
TOTAL LARGE BLEND FUNDS		112,474,813
Large Growth Funds - 8.6%
Alger Spectra Fund Class A (a)	795,403	7,858,581
Allianz RCM Large-Cap Growth Fund Admin Class	100,476	1,187,630
Fidelity Contrafund (b)	203,980	11,581,957
Fidelity Growth Company Fund (b)	123,646	8,129,739
Fidelity Large Cap Stock Fund (b)	1,339,444	19,649,640
Ivy Capital Appreciation Fund Class A	22,089	178,925
Janus Fund	441,167	11,174,762
Janus Research Fund	113,790	2,674,062
John Hancock US Global Leaders Growth Fund Class A	3,536	90,988
Marsico 21st Century Fund	1,818	21,745
Natixis CGM Advisor Targeted Equity Fund Class A	61,464	582,678
Putnam Growth Opportunities Fund Class A (a)	145,341	1,951,935
Putnam Voyager Fund Class A (a)	78,276	1,484,118
TOTAL LARGE GROWTH FUNDS		66,566,760
Large Value Funds - 8.9%
Allianz NFJ Dividend Value Fund Class D	118	1,198
American Beacon Large Cap Value Fund Plan Ahead Class	713,681	11,711,510
American Century Equity Income Fund Investor Class	3,378,158	21,856,679
Artisan Opportunistic Value Fund Investor Shares	220,220	1,858,657
Aston Value Fund Class N	187,637	1,632,444
BlackRock Equity Dividend Fund Investor A Class	376,341	5,912,312
Columbia Value and Restructuring Fund Class Z	252,919	10,584,655
Eaton Vance Large-Cap Value Fund Class A	136,819	2,269,820
Fidelity Equity-Income Fund (b)	92,882	3,592,692
Fidelity Equity-Income II Fund (b)	1,408	22,755
Goldman Sachs Growth & Income Fund Institutional Class	681	12,967
Goldman Sachs Large Cap Value Fund Institutional Class	11,969	126,156
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
Harbor Large Cap Value Fund Administrative Class	396,159	$ 2,761,226
John Hancock Classic Value Fund Class A	1,602	23,000
JPMorgan U.S. Large Cap Value Fund Class A	207,989	2,429,315
Pioneer Cullen Value Fund Class A	894	14,753
The Hartford Value Opportunities Fund Class A	306,634	3,296,312
Wasatch-1st Source Income Equity Fund	78,877	983,593
TOTAL LARGE VALUE FUNDS		69,090,044
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	55,115	1,199,301
Keeley All Cap Value Fund Class A (a)	126,185	1,123,051
TOTAL MID-CAP BLEND FUNDS		2,322,352
Mid-Cap Growth Funds - 2.8%
Baron iOpportunity Fund (a)	237,556	2,584,609
BlackRock US Opportunities Fund Investor A Class (a)	149,705	4,521,095
Janus Enterprise Fund (a)	49,430	2,201,131
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	465,162	12,215,149
Munder Mid-Cap Core Growth Fund Class A	142	3,014
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	231	2,782
TOTAL MID-CAP GROWTH FUNDS		21,527,780
Mid-Cap Value Funds - 5.6%
American Century Mid Cap Value Fund Investor Class	568,525	5,867,178
Janus Mid Cap Value Fund - Investor Shares	974,440	18,709,252
JPMorgan Value Advantage Fund Select Class	657,979	9,849,947
The Delafield Fund	407,978	9,012,242
TOTAL MID-CAP VALUE FUNDS		43,438,619
Sector Funds - 57.3%
Fidelity Real Estate Investment Portfolio (b)	863	16,391
Fidelity Select Air Transportation Portfolio (a)(b)	108,348	2,941,641
Fidelity Select Automotive Portfolio (b)	48,686	1,429,424
Fidelity Select Banking Portfolio (b)	1,123,005	17,372,880
Fidelity Select Biotechnology Portfolio (a)(b)	224,934	14,053,904
Fidelity Select Brokerage & Investment Management Portfolio (b)	300,031	14,122,440
Fidelity Select Chemicals Portfolio (b)	118,553	8,832,185
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Computers Portfolio (a)(b)	429,179	$ 18,072,737
Fidelity Select Construction & Housing Portfolio (b)	182,942	5,056,514
Fidelity Select Consumer Discretionary Portfolio (b)	632,773	11,383,586
Fidelity Select Consumer Staples Portfolio (b)	809,114	49,711,935
Fidelity Select Electronics Portfolio (b)	164,623	6,023,554
Fidelity Select Energy Portfolio (a)(b)	463,170	19,541,154
Fidelity Select Energy Services Portfolio (b)	230,417	12,868,784
Fidelity Select Environmental Portfolio (b)	1,092	16,377
Fidelity Select Financial Services Portfolio (b)	502,733	28,856,872
Fidelity Select Gold Portfolio (b)	244,267	11,487,858
Fidelity Select Health Care Portfolio (b)	135,214	13,897,317
Fidelity Select Industrial Equipment Portfolio (b)	499,299	12,392,602
Fidelity Select Industrials Portfolio (b)	1,347,245	23,576,783
Fidelity Select Insurance Portfolio (b)	245,396	9,671,044
Fidelity Select IT Services Portfolio (a)(b)	375,962	6,361,276
Fidelity Select Leisure Portfolio (b)	83,773	5,472,073
Fidelity Select Materials Portfolio (b)	15,023	790,501
Fidelity Select Medical Delivery Portfolio (a)(b)	238,149	9,690,295
Fidelity Select Medical Equipment & Systems Portfolio (b)	468,824	11,036,105
Fidelity Select Multimedia Portfolio (b)	14,744	474,762
Fidelity Select Natural Resources Portfolio (a)(b)	416,114	11,451,459
Fidelity Select Pharmaceuticals Portfolio (b)	1,935,609	20,730,367
Fidelity Select Retailing Portfolio (b)	303,117	13,103,733
Fidelity Select Software & Computer Services Portfolio (a)(b)	214,252	15,381,175
Fidelity Select Technology Portfolio (b)	541,263	37,791,012
Fidelity Select Telecommunications Portfolio (b)	176,447	6,756,148
Fidelity Select Transportation Portfolio (b)	73,907	2,690,952
Fidelity Select Utilities Portfolio (b)	133,430	5,753,502
Fidelity Select Wireless Portfolio (b)	171,289	1,104,815
Fidelity Telecom and Utilities Fund (b)	57,081	756,319
MFS Utilities Fund A Shares	1,008,820	14,446,301
TOTAL SECTOR FUNDS		445,116,777
Small Blend Funds - 0.7%
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	203,730	4,315,002
Royce Value Fund Service Class (a)	136,764	1,317,042
TOTAL SMALL BLEND FUNDS		5,632,044
Equity Funds - continued
	Shares	Value
Small Growth Funds - 0.0%
Champlain Small Company Fund Advisor Class	15,848	$ 177,179
Wells Fargo Advantage Small Cap Growth Fund Administrator Class (a)	444	4,739
TOTAL SMALL GROWTH FUNDS		181,918
Small Value Funds - 1.3%
Aston/River Road Small Cap Value Class N	1,158	11,940
Fidelity Small Cap Value Fund (b)	103,360	1,208,284
Northern Small Cap Value Fund	786,190	9,111,947
Paradigm Value Fund	229	9,198
TOTAL SMALL VALUE FUNDS		10,341,369
TOTAL EQUITY FUNDS (Cost $707,021,934)		776,692,476
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $707,021,934)		$ 776,692,476
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated underlying Funds is as follows:
Fund	Income Earned
Fidelity Dividend Growth Fund	$ 40,534
Fidelity Equity-Income Fund	10,091
Fidelity Equity-Income II Fund	302
Fidelity Fund	41
Fidelity Large Cap Stock Fund	41,887
Fidelity Leveraged Company Stock Fund	4,040
Fidelity Real Estate Investment Portfolio	14,973
Fidelity Select Banking Portfolio	124,619
Fidelity Select Brokerage & Investment Management Portfolio	1,592
Fidelity Select Chemicals Portfolio	10,383
Fidelity Select Construction & Housing Portfolio	2,549
Fidelity Select Consumer Discretionary Portfolio	2,451
Fidelity Select Consumer Staples Portfolio	14,533
Fidelity Select Financial Services Portfolio	74,723
Fidelity Select Health Care Portfolio	2,589
Fund	Income Earned
Fidelity Select Industrial Equipment Portfolio	$ 26,595
Fidelity Select Industrials Portfolio	13,444
Fidelity Select Leisure Portfolio	7,067
Fidelity Select Multimedia Portfolio	24
Fidelity Select Pharmaceuticals Portfolio	42,007
Fidelity Select Transportation Portfolio	1,504
Fidelity Small Cap Value Fund	4,323
Fidelity Telecom and Utilities Fund	14,058
$ 454,329
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Cap Fund	$ 2,928	$ -	$ -	$ 3,605
Fidelity Contrafund	-	14,876,213	7,530,913	11,581,957
Fidelity Dividend Growth Fund	1,717,019	9,685,779	601,789	14,556,862
Fidelity Equity-Income Fund	-	3,404,591	44,761	3,592,692
Fidelity Equity-Income II Fund	14,292	302	-	22,755
Fidelity Fund	2,141	41	-	3,185
Fidelity Growth Company Fund	3,025,005	3,237,315	274,646	8,129,739
Fidelity Large Cap Stock Fund	-	15,449,138	549,291	19,649,640
Fidelity Leveraged Company Stock Fund	528,548	265,292	57,352	1,199,301
Fidelity Real Estate Investment Portfolio	2,096,399	14,973	2,102,637	16,391
Fidelity Select Air Transportation Portfolio	1,137,022	1,035,597	76,472	2,941,641
Fidelity Select Automotive Portfolio	-	1,174,129	89,522	1,429,424
Fidelity Select Banking Portfolio	3,713,041	8,926,767	656,813	17,372,880
Fidelity Select Biotechnology Portfolio	6,850,776	6,172,699	544,107	14,053,904
Fidelity Select Brokerage & Investment Management Portfolio	471,828	13,118,412	-	14,122,440
Fidelity Select Chemicals Portfolio	3,080,033	3,134,961	595,134	8,832,185
Fidelity Select Computers Portfolio	3,751,466	9,150,249	338,905	18,072,737
Fidelity Select Construction & Housing Portfolio	1,177,868	2,762,852	148,099	5,056,514
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Consumer Discretionary Portfolio	$ 1,580,407	$ 7,886,965	$ 303,925	$ 11,383,586
Fidelity Select Consumer Staples Portfolio	13,937,840	27,949,597	1,285,850	49,711,935
Fidelity Select Electronics Portfolio	-	6,089,498	358,089	6,023,554
Fidelity Select Energy Portfolio	1,978,984	14,838,544	756,773	19,541,154
Fidelity Select Energy Services Portfolio	3,986,833	5,266,103	869,547	12,868,784
Fidelity Select Environmental Portfolio	3,789,454	-	4,089,198	16,377
Fidelity Select Financial Services Portfolio	5,937,491	15,267,160	1,098,582	28,856,872
Fidelity Select Gold Portfolio	8,538,271	2,731,898	3,293,806	11,487,858
Fidelity Select Health Care Portfolio	1,059,641	11,197,896	157,536	13,897,317
Fidelity Select Industrial Equipment Portfolio	1,350	9,363,581	333,222	12,392,602
Fidelity Select Industrials Portfolio	-	19,469,258	351,734	23,576,783
Fidelity Select Insurance Portfolio	341,325	9,223,341	59,141	9,671,044
Fidelity Select IT Services Portfolio	1,142,957	3,600,049	277,238	6,361,276
Fidelity Select Leisure Portfolio	2,443,285	2,138,952	450,965	5,472,073
Fidelity Select Materials Portfolio	-	712,710	-	790,501
Fidelity Select Medical Delivery Portfolio	825,292	7,565,885	16,962	9,690,295
Fidelity Select Medical Equipment & Systems Portfolio	5,278,334	3,564,405	310,807	11,036,105
Fidelity Select Multimedia Portfolio	29,465	335,782	-	474,762
Fidelity Select Natural Resources Portfolio	9,141,953	3,144,385	5,445,923	11,451,459
Fidelity Select Pharmaceuticals Portfolio	7,041,529	9,759,655	277,963	20,730,367
Fidelity Select Retailing Portfolio	3,113,492	6,820,858	314,710	13,103,733
Fidelity Select Software & Computer Services Portfolio	4,363,959	7,253,486	1,203,406	15,381,175
Fidelity Select Technology Portfolio	6,082,082	18,979,584	617,350	37,791,012
Fidelity Select Telecommunications Portfolio	660,509	5,225,580	226,845	6,756,148
Fidelity Select Transportation Portfolio	537,954	1,531,961	81,319	2,690,952
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Utilities Portfolio	$ -	$ 5,632,936	$ -	$ 5,753,502
Fidelity Select Wireless Portfolio	-	1,108,204	89,522	1,104,815
Fidelity Small Cap Value Fund	78,847	1,259,256	358,089	1,208,284
Fidelity Telecom and Utilities Fund	-	704,058	-	756,319
Total	$ 109,459,620	$ 301,030,897	$ 36,238,943	$ 490,618,496
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $708,714,149. Net unrealized appreciation aggregated $67,978,327, of which $100,701,661 related to appreciated investment securities and $32,723,334 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.859526.102

PAO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 4.1%
Fidelity Dividend Growth Fund	838,565	$ 18,951,577
Spartan® U.S. Equity Index Fund Investor Class	29,105	1,131,603
TOTAL LARGE BLEND FUNDS		20,083,180
Large Growth Funds - 0.5%
Fidelity Large Cap Stock Fund	175,641	2,576,652
Large Value Funds - 1.6%
Fidelity Blue Chip Value Fund	796,301	7,787,823
Fidelity Equity-Income II Fund	11,345	183,327
TOTAL LARGE VALUE FUNDS		7,971,150
Mid-Cap Blend Funds - 0.0%
Fidelity Leveraged Company Stock Fund	1,302	28,336
Sector Funds - 93.7%
Fidelity Advisor Cyclical Industries Fund Institutional Class	115	2,249
Fidelity Advisor Utilities Fund Institutional Class	12,216	192,763
Fidelity Real Estate Investment Portfolio	324	6,159
Fidelity Select Air Transportation Portfolio (a)	75,322	2,045,004
Fidelity Select Automotive Portfolio	154,793	4,544,723
Fidelity Select Banking Portfolio	1,074,425	16,621,358
Fidelity Select Biotechnology Portfolio (a)	97,012	6,061,313
Fidelity Select Brokerage & Investment Management Portfolio	176,581	8,311,651
Fidelity Select Chemicals Portfolio	189,446	14,113,753
Fidelity Select Communications Equipment Portfolio	49,464	966,534
Fidelity Select Computers Portfolio (a)	163,621	6,890,063
Fidelity Select Construction & Housing Portfolio	367,038	10,144,934
Fidelity Select Consumer Discretionary Portfolio	357,307	6,427,955
Fidelity Select Consumer Staples Portfolio	837,708	51,468,772
Fidelity Select Defense & Aerospace Portfolio	64,926	3,789,722
Fidelity Select Electronics Portfolio	313,706	11,478,488
Fidelity Select Energy Portfolio (a)	959,988	40,501,874
Fidelity Select Energy Services Portfolio	27,723	1,548,343
Fidelity Select Environmental Portfolio	13,104	196,426
Fidelity Select Financial Services Portfolio	558,079	32,033,762
Fidelity Select Gold Portfolio	149,639	7,037,523
Fidelity Select Health Care Portfolio	139,070	14,293,613
Fidelity Select Industrial Equipment Portfolio	147,733	3,666,738
Fidelity Select Industrials Portfolio	1,337,189	23,400,800
Fidelity Select Insurance Portfolio	317,366	12,507,387
Fidelity Select IT Services Portfolio (a)	431,904	7,307,808
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Leisure Portfolio	150,817	$ 9,851,367
Fidelity Select Materials Portfolio	32,541	1,712,315
Fidelity Select Medical Delivery Portfolio (a)	147,054	5,983,608
Fidelity Select Medical Equipment & Systems Portfolio	889,364	20,935,632
Fidelity Select Multimedia Portfolio	61,793	1,989,733
Fidelity Select Natural Gas Portfolio (a)	107,271	3,198,833
Fidelity Select Natural Resources Portfolio (a)	114,349	3,146,881
Fidelity Select Pharmaceuticals Portfolio	1,652,917	17,702,744
Fidelity Select Retailing Portfolio	209,444	9,054,250
Fidelity Select Software & Computer Services Portfolio (a)	232,733	16,707,882
Fidelity Select Technology Portfolio	631,312	44,078,235
Fidelity Select Telecommunications Portfolio	190,152	7,280,919
Fidelity Select Transportation Portfolio	133,587	4,863,896
Fidelity Select Utilities Portfolio	142,266	6,134,523
Fidelity Select Wireless Portfolio	989	6,382
Fidelity Telecom and Utilities Fund	1,517,977	20,113,193
TOTAL SECTOR FUNDS		458,320,108
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	17,033	372,347
TOTAL EQUITY FUNDS (Cost $468,411,624)		489,351,773
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $468,411,624)		$ 489,351,773
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $471,431,870. Net unrealized appreciation aggregated $17,919,903, of which $52,207,890 related to appreciated investment securities and $34,287,987 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2010